Investments in and Advances to Equity Accounted Investments	6 Months Ended
Jun. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Equity Accounted Investments
Investments in and Advances to Equity Accounted Investments

	As at June 30, 2017	As at December 31, 2016
	$	$
High-Q Joint Venture	23,024	22,025
Tanker Investments Ltd.	19,266	47,710
Gemini Tankers L.L.C.	911	916
Total	43,201	70,651

a.
The Company has a joint venture arrangement with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong), whereby the Company has a 50% economic interest in the High-Q joint venture, which is jointly controlled by the Company and Wah Kwong. The High-Q joint venture owns one Very Large Crude Carrier (or VLCC), which is trading on a fixed time charter-out contract expiring in 2018. Under this contract, the vessel earns a fixed daily rate and an additional amount if the daily rate of any sub-charter earned exceeds a certain threshold.

As at June 30, 2017, the High-Q joint venture has a loan outstanding with a financial institution with a balance of $45.6 million (December 31, 2016 – $48.5 million). The loan is secured by a first-priority mortgage on the VLCC owned by the High-Q joint venture and 50% of the outstanding loan balance is guaranteed by the Company. The High-Q joint venture has an interest rate swap agreement with an outstanding notional amount of $45.6 million that expires in June 2018, 50% of which is guaranteed by the Company. The remaining 50% is guaranteed by the High-Q joint venture partner. The interest rate swap exchanges a receipt of floating interest based on 3-months LIBOR for a payment of a fixed rate of 1.47% every three months.

b.
In January 2014, the Company and Teekay Corporation (or Teekay) formed Tanker Investments Ltd. (or TIL), which owns and operates conventional tankers. In January 2014, the Company purchased 2.5 million shares of TIL common stock for $25.0 million and received a stock purchase warrant entitling it to purchase up to 750,000 additional shares of common stock of TIL (see note 7). The stock purchase warrant is a derivative asset which had an estimated fair value of $nil as at June 30, 2017 (December 31, 2016 - $0.3 million). The Company also received one preferred share which entitles the Company to elect one board member of TIL. The preferred share does not give the Company a right to any dividends or distributions of TIL. The Company accounts for its investment in TIL using the equity method.

In 2016, TIL repurchased 3.3 million of its own shares on the open market. The common shares were repurchased at a weighted average price of NOK 80.2 per share, or a gross purchase price of $31.8 million. As of June 30, 2017, the Company’s ownership interest in TIL was 11.3% (December 31, 2016 - 11.3%).

On May 31, 2017, the Company entered into a Merger Agreement to acquire the remaining 27.0 million issued and outstanding common shares of TIL, by way of a share-for-share exchange of 3.3 shares of Class A common stock of the Company for each TIL common stock. The transaction is subject to approval by TIL shareholders of the merger and approval by the Company's shareholders of an increase in the authorized number of shares of the Company's Class A common stock, to permit the issuance of Class A common stock as merger consideration.  If approved, the transaction is expected to be accounted for as an acquisition of a business, unless the Company early adopts ASU-2017-01 (see note 2). As the Company accounts for its current investment in TIL under the equity method of accounting, the Company will be required to remeasure its previously held equity investment to fair value at the acquisition date. Historically, the Company had not recognized an other than temporary impairment in its equity investment in TIL as the Company expected the investment to recover its value over the anticipated hold period.  Based on the pending transaction, the Company has remeasured its investment in TIL to fair value at June 30, 2017 based on the TIL share price at that date, resulting in a write-down of $28.1 million in the three months ended June 30, 2017. If the merger transaction is completed, the Company will be required to again remeasure its equity investment to fair value based on the relative share exchange value at the date of the acquisition, which could result in an additional loss or gain.

c.
On May 31, 2017, the Company purchased from Teekay the remaining 50% interest in TTOL, which owns conventional tanker commercial management and technical management operations, including direct ownership in four commercially managed revenue sharing arrangements, for $39.0 million, which includes an additional $13.1 million for assumed working capital (see note 3).